STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock number of shares	Common Stock amount	Deficit accumulated during the development stage
Balance, value at Aug. 19, 2010
Common stock issued for cash, value	$ 15,600		$ 15,600
Common stock issued for cash, shares		5,200,000
NET LOSS	(153)			(153)
Balance, value at Sep. 30, 2010	15,447		15,600	(153)
Balance, shares at Sep. 30, 2010		5,200,000
Common stock issued for cash, value	25,000
Common stock issued for cash, shares		1,250,000
NET LOSS	(37,573)			(37,573)
Balance, value at Sep. 30, 2011	$ 2,874		$ 40,600	$ (37,726)
Balance, shares at Sep. 30, 2011		6,450,000